UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	John Cornish
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-5362
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	John Cornish
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
John Cornish 	Boston, Massachusetts    	September 30, 2009
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Thomas H.P. Whitney Jr.	28-4918
F. Davis Dassori	28-2710
William A. Lowell	28-6476
Choate Investment Advisors	28-12523

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	 38
Form 13F Information Table Value Total:   	$ 15,096

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
02   28-2710 	F. Davis Dassori
03   28-6476  	William A.Lowell

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

Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          11/11/2009
MANAGER John M. Cornish                                           AS OF 9/30/2009
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
Automatic Data Processing           Common Stock    053015103      301     7650 SH OTHER                        7650
Berkshire Hathaway Inc Del Cl B     Common Stock    084670207      482      145 SH OTHER                         145
CGM Tr Focus Fd                     Exchange Traded 125325506      558 9948.135 SH OTHER                     948.135
Chevron Corporation                 Common Stock    166764100      120     1700 SH SOLE                         1700
Chevron Corporation                 Common Stock    166764100      217     3080 SH OTHER                        3080
Coca Cola Co                        Common Stock    191216100      656    12225 SH OTHER                       12225
Exxon Mobil Corp                    Common Stock    30231G102      942    13725 SH OTHER                       13725
General Elec Co                     Common Stock    369604103       61     3700 SH SOLE                         3700
General Elec Co                     Common Stock    369604103      671    40878 SH OTHER                       40878
International Business Machs        Common Stock    459200101      466     3894 SH OTHER                        3894
I Shares Canada Index Fund          Exchange Traded 464286509      360    14120 SH OTHER                       14120
IShares Trust MSCI EAFE Index Fund  Exchange Traded 464287465      389     7110 SH OTHER                        7110
S&P Small Cap 600 Fund              Exchange Traded 464287804       12      230 SH SOLE                          230
S&P Small Cap 600 Fund              Exchange Traded 464287804      794    15165 SH OTHER                       15165
Johnson & Johnson                   Common Stock    478160104      991    16277 SH OTHER                       16277
Merck & Co Inc                      Common Stock    589331107       54     1700 SH SOLE                         1700
Merck & Co Inc                      Common Stock    589331107      467    14750 SH OTHER                       14750
Microsoft Corp                      Common Stock    594918104       15      600 SH SOLE                          600
Microsoft Corp                      Common Stock    594918104      323    12570 SH OTHER                       12570
Midcap Spdr                         Exchange Traded 595635103       25      200 SH SOLE                          200
Midcap Spdr                         Exchange Traded 595635103     1357    10830 SH OTHER                       10830
Morgan Stanley Frontier Emerging Mk Alternative     61757P101      313    26545 SH OTHER                       26545
Pepsico Inc                         Common Stock    713448108       21      350 SH SOLE                          350
Pepsico Inc                         Common Stock    713448108      200     3415 SH OTHER                        3415
Procter & Gamble Co                 Common Stock    742718109       56      970 SH SOLE                          970
Procter & Gamble Co                 Common Stock    742718109     1089    18795 SH OTHER                       18795
Spdr Index Fds DJ Wilshire Intl Rl  Alternative     78463X863       18      500 SH SOLE                          500
Spdr Index Fds DJ Wilshire Intl Rl  Alternative     78463X863      550    15555 SH OTHER                       15555
Spdr Ser Tr Barclays Cap Intl Treas Alternative     78464A516       62     1060 SH SOLE                         1060
Spdr Ser Tr Barclays Cap Intl Treas Alternative     78464A516     1246    21325 SH OTHER                       21325
Stryker Corp                        Common Stock    863667101      281     6175 SH OTHER                        6175
3 M Co                              Common Stock    88579Y101      270     3664 SH OTHER                        3664
United Technologies Corp            Common Stock    913017109      225     3690 SH OTHER                        3690
Vanguard Int Eq FTSE All-Wrld ExUSA Exchange Traded 922042718      259     3220 SH OTHER                        3220
Vanguard Intl Eq Index Emerging Mkt Exchange Traded 922042858      530    13760 SH OTHER                       13760
Walgreen Co                         Common Stock    931422109      450    12000 SH OTHER                       12000
Wyeth                               Common Stock    983024100       39      800 SH SOLE                          800
Wyeth                               Common Stock    983024100      226     4652 SH OTHER                        4652

FINAL TOTALS FOR 38 RECORDS                                       15096